Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net (loss) income	$ (633,846)	$ 895,469	$ (651,138)	$ 11,907,434
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Change in initial value of derivative liabilities	60,010	175,950	538,200	(10,711,300)
Interest expense - debt discount	226,615		112,054
Gain on investments held in Trust Account	(141,122)	(1,884,991)	(3,117,552)	(3,332,546)
Gain on forgiveness of deferred underwriting fee payable		(273,110)	(273,110)
Change in fair value of forward purchase agreement		39,104	(86,369)
Deferred tax expense (benefit)	422	(156,593)	(146,658)	156,593
Changes in operating assets and liabilities:
Prepaid expenses	47,967	154,719	261,651	509,098
Accounts payable	246,241	22,178	(39,524)	94,503
Accrued expenses	(177,088)	188,777	900,093
Accrued expenses – related party				72,253
Due to related party	75,000	75,000	300,000
Income tax payable	20,940	572,845	(367,955)	467,991
Franchise tax payable	39,400	(99,041)	(149,041)	8,767
Due from related party			(195,000)
Net cash used in operating activities	(235,461)	(289,693)	(2,914,349)	(827,207)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account to pay franchise and income taxes		1,446,649	2,497,248	205,853
Cash withdrawn from Trust Account in connection with redemption	0	215,621,388	234,830,236
Cash deposited in Trust Account	(1,175,644)	(80,000)	(560,000)
Net cash (used in) provided by investing activities	(1,175,644)	216,988,037	236,767,484	205,853
Cash Flows from Financing Activities:
Contributions from Sponsor		100,000	100,000
Due to related party			420,000
Due to investors			600,000
Offering costs paid				(85,000)
Proceeds from related party	30,000
Proceeds pursuant to subscription agreement	200,000
Capital contribution from Sponsor	890,000		1,074,015
Proceeds from loan payable	30,000
Redemption of Class A common stock		(215,621,388)	(234,830,236)
Net cash provided by (used in) financing activities	1,150,000	(215,521,388)	(233,710,236)	(85,000)
Net change in cash and restricted cash	(261,105)	1,176,956	142,899	(706,354)
Cash and restricted cash – beginning of the year	314,482	171,583	171,583	877,937
Cash and restricted cash – end of the year	53,377	1,348,539	314,482	171,583
Cash	53,377	50,931		171,583
Restricted Cash		1,297,608	314,482
Supplemental disclosure of noncash activities:
Value of excise tax liability			2,348,302
Supplemental disclosure of noncash activities:
Forgiveness of deferred underwriting fee payable		5,126,890	$ 5,126,890
Class B common converted to Class A common on a one for one basis		510
Initial value of the Forward Purchase Agreement liability		$ 83,369